Consolidated statements of cash flows - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities:
Net income/(loss)		€ 10,704	€ (245,378)	€ 17,161
Adjustments to reconcile net income/(loss) to net cash provided by/(used in):
Depreciation (property and equipment, internal-use software and website development)		8,213	10,479	10,298
Amortization of intangible assets	[1]	136	373	1,685
Goodwill impairment loss		0	207,618	0
Impairment of long-lived assets including internal-use software and website development		0	549	96
Share-based compensation (see Note 10)		17,261	15,079	19,891
Deferred income taxes		8,856	(8,248)	1,904
Foreign exchange (gains)/losses		(1,554)	795	429
Expected credit losses, net		255	656	754
Loss on disposal of fixed assets		317	185	2
Gain from settlement of asset retirement obligation		(5)	(137)	(209)
Gain from lease termination and modification, net		(1,307)	(179)	0
(Income)/loss from equity method investment		0	739	(453)
Gain on divestitures		0	(393)	0
Changes in operating assets and liabilities:
Accounts receivable, including related party		(25,754)	53,732	24,926
Prepaid expenses and other assets		(2,510)	(773)	3,696
Accounts payable		6,897	(26,620)	(665)
Payroll liabilities		297	(891)	(4,476)
Accrued expenses and other liabilities		2,738	2,594	7,591
Deferred revenue		(576)	(2,550)	(2,310)
Taxes payable/receivable, net		8,568	242	(6,099)
Net cash provided by/(used in) operating activities		32,536	7,872	74,221
Investing activities:
Purchase of investments		(1,351)	(8,850)	(10,000)
Proceeds from sales of investments		19,338	0	0
Proceeds from divestitures, net of cash divested		0	556	0
Prepayment of pending business acquisition		0	(3,038)	0
Business acquisition, net of cash acquired		(4,302)	0	0
Capital expenditures, including internal-use software and website development		(3,781)	(5,501)	(8,017)
Proceeds from sale of fixed assets		114	644	36
Net cash used in investing activities		10,018	(16,189)	(17,981)
Financing activities:
Proceeds from exercise of option awards		1,270	87	202
Repayment of other non-current liabilities		(217)	(267)	(301)
Net cash provided by/(used in) financing activities		1,053	(180)	(99)
Effect of exchange rate changes on cash, cash equivalents and restricted cash		2,341	(1,275)	94
Net increase/(decrease) in cash, cash equivalents and restricted cash		45,948	(9,772)	56,235
Cash, cash equivalents and restricted cash at beginning of year		210,771	220,543	164,308
Cash, cash equivalents and restricted cash at end of year		256,719	210,771	220,543
Supplemental cash flow information:
Cash paid for interest		383	217	51
Cash paid for taxes, net of (refunds)		(4,848)	(484)	25,171
Non-cash investing and financing activities:
Fixed assets-related payable		€ 3	€ 5	€ 202

[1]

(2) Includes amortization as follows:
Amortization of internal use software costs included in selling and marketing	€360	€188	€98
Amortization of internal use software and website development costs included in technology and content	3,239	3,926	4,566
Amortization of internal use software costs included in general and administrative	656	491	313
Amortization of acquired technology included in amortization of intangible assets	143	84	136